INVESTMENT SECURITIES INVESTMENTS - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) entity	Dec. 31, 2024 USD ($) entity	Dec. 31, 2023 USD ($)
Gain (Loss) on Securities [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale	$ 752,278	$ 352,464	$ 92,187
Debt Securities, Available-for-sale, Realized Loss	18,000	16,600	1,300
Available For Sale Securities Net Realized Gain Loss Tax Provision	(3,400)	(3,600)	(284)
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Transfer, Amount	0	0
Debt Securities, Available-for-Sale, Restricted	1,500,000
Debt Securities, Held-to-maturity, Allowance for Credit Loss	$ 0	$ 0
NumberOfSecuritiesInSecurityPortfolio	949	743
Debt Securities, Held-to-maturity, Nonaccrual	$ 0	$ 0
Debt Securities, Held-to-maturity, Accumulated Unrecognized Loss	(4,271)	(8,013)
Proceeds from Sale and Maturity of Debt Securities, Available-for-sale			92,200
Debt Securities, Available-for-sale, Realized Gain	3,500	1,200
Proceeds from Sale of Other Investments	19,810	11,559	$ 0
Equity Securities, FV-NI, Unrealized Gain (Loss)	2,200
Debt Securities, Available-for-Sale, Realized Gain (Loss)	8,100	9,700
Debt Securities, Unrealized Gain (Loss)	$ 9,800	$ 1,100
Debt Securities, Available-for-Sale, Realized Gain (Loss), Number | entity	6	2
Debt Securities, Available-for-Sale, Unrealized Loss Position	$ 2,110,835	$ 2,531,876
Debt Securities, Available-for-Sale, Unrealized Loss Position, Number of Positions	533	644
Westfield Bank
Gain (Loss) on Securities [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale	$ 289,200
Financial Instrument, Other
Gain (Loss) on Securities [Line Items]
Debt Securities, Available-for-Sale, Unrealized Loss Position	$ 20,900	$ 11,100